Investments in and Loan Receivables from Affiliated Companies (Schedule of Financial Information of Affiliated Companies) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Current assets	¥ 777,204	¥ 820,828
Total	1,356,852	1,409,033
Current liabilities	435,128	440,238
Noncurrent liabilities	240,363	297,176
Affiliated Entity [Member]
Current assets	54,358	55,958
Noncurrent assets	59,853	62,414
Total	114,211	118,372
Current liabilities	59,068	61,495
Noncurrent liabilities	16,083	19,441
Net assets	¥ 39,060	¥ 37,436